Equity Awards and Warrants - Assumptions used in Estimating Fair Value (Details) - Level 3 Inputs	Nov. 30, 2023 $ / shares	Aug. 31, 2023 $ / shares	May 31, 2023 $ / shares Y	May 05, 2023 $ / shares Y	Apr. 28, 2023 Y $ / shares	Jun. 24, 2022 $ / shares Y
Grant Date Fair Value | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17		0.26
Grant Date Fair Value | Placement Agent Warrants At Issuance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.18
Grant Date Fair Value | Placement Agent Warrants At Equity Classification
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.27
Grant Date Fair Value | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.52			0.44
Grant Date Fair Value | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.26
Grant Date Fair Value | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input					0.29
Grant Date Fair Value | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.27
Grant Date Fair Value | Noteconversion Warrants On Conversion Date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.21
Grant Date Fair Value | Noteconversion Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17	0.21
Grant Date Fair Value | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.52			0.44
Grant Date Fair Value | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.52			0.42
Grant Date Fair Value | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.32			0.35
Risk free rate | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	4.37		3.64
Risk free rate | Placement Agent Warrants At Issuance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	4.42
Risk free rate | Placement Agent Warrants At Equity Classification
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		3.74
Risk free rate | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0316			0.0313
Risk free rate | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0364
Risk free rate | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input					0.0344
Risk free rate | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.0344
Risk free rate | Noteconversion Warrants On Conversion Date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		4.18
Risk free rate | Noteconversion Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	4.81	4.23
Risk free rate | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0334			0.0317
Risk free rate | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0331			0.0306
Risk free rate | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0418			0.0368
Expected term (in years) | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.00		10.00
Expected term (in years) | Placement Agent Warrants At Issuance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.00
Expected term (in years) | Placement Agent Warrants At Equity Classification
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		10.00
Expected term (in years) | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y			9.82			10.00
Expected term (in years) | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y			10.00
Expected term (in years) | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y					10.00
Expected term (in years) | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y				10.00
Expected term (in years) | Noteconversion Warrants On Conversion Date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		5.00
Expected term (in years) | Noteconversion Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.00	5.00
Expected term (in years) | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y			4.46			4.65
Expected term (in years) | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y			4.88			5.00
Expected term (in years) | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | Y			4.76			5.00
Stock price volatility | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	95.82		97.90
Stock price volatility | Placement Agent Warrants At Issuance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	95.82
Stock price volatility | Placement Agent Warrants At Equity Classification
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		97.45
Stock price volatility | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.9587			0.9599
Stock price volatility | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.9790
Stock price volatility | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input					0.9822
Stock price volatility | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.9790
Stock price volatility | Noteconversion Warrants On Conversion Date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		124.55
Stock price volatility | Noteconversion Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	124.70	124.06
Stock price volatility | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.1729			1.1020
Stock price volatility | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.1359			1.0949
Stock price volatility | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.2667			1.2436
Expected dividend yield | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000		0.0000
Expected dividend yield | Placement Agent Warrants At Issuance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000
Expected dividend yield | Placement Agent Warrants At Equity Classification
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0000
Expected dividend yield | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0000			0.0000
Expected dividend yield | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0000
Expected dividend yield | Placement Agent Warrants One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input					0.0000
Expected dividend yield | Placement Agent Warrants Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.0000
Expected dividend yield | Noteconversion Warrants On Conversion Date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0000
Expected dividend yield | Noteconversion Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0000	0.0000
Expected dividend yield | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0000			0.0000
Expected dividend yield | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0000			0.0000
Expected dividend yield | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0000			0.0000